Allowances and provisions for credit losses (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
By movement
Balance at the beginning of the year		SFr 653		SFr 727
Write-offs / usage of provisions		(117)		(145)
Recoveries		20		22
Increase / (decrease) recognized in the income statement		128		37
Foreign currency translation		(7)		0
Other		37		12
Balance at the end of the year		713		653
By balance sheet line
Due from banks		3		3
Loans		658		596
Other receivables		19		0
Provisions		33		54
Balance at the end of the year		713		653
Specific allowances
By movement
Balance at the beginning of the year		587
Write-offs / usage of provisions		(115)
Recoveries		19
Increase / (decrease) recognized in the income statement		145
Foreign currency translation		(7)
Other		19
Balance at the end of the year		648		587
By balance sheet line
Due from banks		3
Loans		645
Balance at the end of the year		648		587
Collective allowances
By movement
Balance at the beginning of the year		12
Write-offs / usage of provisions		(2)
Recoveries		1
Increase / (decrease) recognized in the income statement		3
Foreign currency translation		0
Other		0
Balance at the end of the year		13		12
By balance sheet line
Due from banks		0
Loans		13
Balance at the end of the year		13		12
Total allowances
By movement
Balance at the beginning of the year		599
Write-offs / usage of provisions		(117)
Recoveries		19
Increase / (decrease) recognized in the income statement		148
Foreign currency translation		(7)
Other		19
Balance at the end of the year		661		599
By balance sheet line
Due from banks		3
Loans		658
Balance at the end of the year		661		599
Allowances - other assets
By movement
Balance at the beginning of the year		0
Write-offs / usage of provisions		0
Recoveries		0
Increase / (decrease) recognized in the income statement		0
Foreign currency translation		0
Other		18
Balance at the end of the year		19		0
By balance sheet line
Other receivables		19
Balance at the end of the year		19		0
Provisions
By movement
Balance at the beginning of the year	[1]	54
Write-offs / usage of provisions	[1]	0
Recoveries	[1]	0
Increase / (decrease) recognized in the income statement	[1]	(21)
Foreign currency translation	[1]	0
Other	[1]	0
Balance at the end of the year		33	[2]	54	[1]
By balance sheet line
Provisions	[2]	33
Balance at the end of the year		33	[2]	54	[1]
UBS AG
By movement
Balance at the beginning of the year		653		727
Write-offs / usage of provisions		(117)		(145)
Recoveries		20		22
Increase / (decrease) recognized in the income statement		128		37
Foreign currency translation		(7)		0
Other		37		12
Balance at the end of the year		713		653
By balance sheet line
Due from banks		3		3
Loans		658		596
Other receivables		19		0
Provisions		33		54
Balance at the end of the year		713		653
UBS AG | Specific allowances
By movement
Balance at the beginning of the year		587
Write-offs / usage of provisions		(115)
Recoveries		19
Increase / (decrease) recognized in the income statement		145
Foreign currency translation		(7)
Other		19
Balance at the end of the year		648		587
By balance sheet line
Due from banks		3
Loans		645
Balance at the end of the year		648		587
UBS AG | Collective allowances
By movement
Balance at the beginning of the year		12
Write-offs / usage of provisions		(2)
Recoveries		1
Increase / (decrease) recognized in the income statement		3
Foreign currency translation		0
Other		0
Balance at the end of the year		13		12
By balance sheet line
Due from banks		0
Loans		13
Balance at the end of the year		13		12
UBS AG | Total allowances
By movement
Balance at the beginning of the year		599
Write-offs / usage of provisions		(117)
Recoveries		19
Increase / (decrease) recognized in the income statement		148
Foreign currency translation		(7)
Other		19
Balance at the end of the year		661		599
By balance sheet line
Due from banks		3
Loans		658
Balance at the end of the year		661		599
UBS AG | Allowances - other assets
By movement
Balance at the beginning of the year		0
Write-offs / usage of provisions		0
Recoveries		0
Increase / (decrease) recognized in the income statement		0
Foreign currency translation		0
Other		18
Balance at the end of the year		19		0
By balance sheet line
Other receivables		19
Balance at the end of the year		19		0
UBS AG | Provisions
By movement
Balance at the beginning of the year	[1]	54
Write-offs / usage of provisions	[1]	0
Recoveries	[1]	0
Increase / (decrease) recognized in the income statement	[1]	(21)
Foreign currency translation	[1]	0
Other	[1]	0
Balance at the end of the year		33	[2]	54	[1]
By balance sheet line
Provisions	[2]	33
Balance at the end of the year		SFr 33	[2]	SFr 54	[1]

[1]
Represents provisions for loan commitments and guarantees. Refer to Note 20 for more information. Refer to the “Treasury management” section of this report for the maximum irrevocable amount of loan commitments and guarantees.

[2]	Represents provisions for loan commitments and guarantees.